Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 02, 2020	Feb. 28, 2020	Apr. 30, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Interest expense	$ 79,500,000	$ 69,700,000
Secured Indenture
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Debt instrument, amount redeemed			$ 76,900,000
Interest expense	8,800,000	1,000,000.0
Amortization of deferred financing costs and original issuance discount	900,000	100,000
Revolving Credit Agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Face amount				$ 15,000,000.0	$ 15,000,000.0
Interest expense	900,000	0
Amortization of deferred financing costs and original issuance discount	$ 300,000	$ 0